Investment Objectives and Goals	Jan. 31, 2026
The Brinsmere Fund - Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	The Brinsmere Fund – Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brinsmere Fund – Growth ETF (the “Growth ETF” or “Fund”) seeks long-term growth of capital.
The Brinsmere Fund - Conservative ETF
Prospectus [Line Items]
Risk/Return [Heading]	The Brinsmere Fund – Conservative ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brinsmere Fund – Conservative ETF (the “Conservative ETF” or “Fund”) seeks long-term capital appreciation in a manner that is consistent with capital preservation.